Document and Entity Information	12 Months Ended
Jun. 30, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Adtalem Global Education Inc.
Entity Central Index Key	0000730464
Amendment Flag	false